Significant Accounting Policies and Basis of Presentation (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($) renewalOption $ / shares	Dec. 31, 2022 $ / shares	Jan. 03, 2022
Significant Accounting Policies and Basis of Presentation [Line Items]
Lessee, operating lease, options to renew | renewalOption	1
Allowance for credit loss, individually evaluated loans, threshold | $	$ 500
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Class A
Significant Accounting Policies and Basis of Presentation [Line Items]
Common stock, par value (in dollars per share)	$ 1	$ 1
Class B
Significant Accounting Policies and Basis of Presentation [Line Items]
Common stock, par value (in dollars per share)	$ 1	$ 1
CIT Group Inc. | Class A
Significant Accounting Policies and Basis of Presentation [Line Items]
Common stock, terms of conversion, conversion ratio			0.062
Rail Equipment | Minimum
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful Life (years)	40 years
Rail Equipment | Maximum
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful Life (years)	50 years
Other Equipment | Minimum
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful Life (years)	3 years
Other Equipment | Maximum
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful Life (years)	10 years